REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2020
REDEEMABLE PREFERRED SHARES
Schedule of change in the carrying amount of redeemable non-controlling interests

The change in the carrying amount of redeemable non-controlling interests is as follows:

Year ended
December 31, 2020
Capital injection from CPE Fund	105,000
Net loss attributable to redeemable non-controlling interests	(2,807)
Accretion to redemption value of redeemable non-controlling interests	18,627

120,820